Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2025	2024	2023
Salaries and other short-term employee benefits	$5,784	$4,206	$4,234
Pension costs	281	253	228
Share-based compensation expense	11,935	12,327	10,597
Total	$18,000	$16,786	$15,059